Income Taxes	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The Company’s effective tax rate for the 13-week periods ended September 27, 2020 and September 29, 2019 was approximately 27% and 28%, respectively. The Company’s effective tax rate for the 39-week periods ended September 27, 2020 and September 29, 2019 was approximately 31% and 27%, respectively. The effective tax rates differ from the federal statutory rate of 21% principally as a result of non-deductible expenses, partially offset by the enhanced food donation tax deduction for both the 39-week periods ended September 27, 2020 and September 29, 2019.

16.	Income Taxes

For the year ended December 31, 2017, December 30, 2018 and December 29, 2019, the provision for income taxes consisted of the following:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Current:
Federal	$27	$—	$867
State	6	3	187
Deferred:
Federal	—	794	(88)
State	—	(74)	140

Provision for income taxes	$33	$723	$1,106

The reconciliation of the federal statutory income tax provision to the Company’s effective income tax provision is as follows:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Provision (benefit) at statutory rate at 21%	$(718)	$1,334	$929
State income taxes	4	182	258
Non-deductible costs	132	129	604
Charitable deduction	—	—	(629)
Change in deferred tax asset valuation allowance	622	(655)	23
Other	(7)	(267)	(79)

Provision for income taxes	$33	$723	$1,106

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred income tax assets and liabilities at December 30, 2018 and December 29, 2019 were comprised of the following:

	December 30, 2018	December 29, 2019
Deferred tax assets:
Accrued expenses	$844	$688
Inventory reserve	108	110
Net operating loss carryforwards	230	31
Charitable contributions	—	760
Other	105	378

Total deferred tax assets	1,287	1,967
Less: Valuation allowance	(115)	(138)

Net deferred tax assets	$1,172	$1,829

Deferred tax liabilities:
Prepaid expenses	$92	$361
Property and equipment	1,783	2,223

Total deferred tax liabilities	1,875	2,584

Net deferred tax liabilities	$703	$755

A valuation allowance is required to be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain. A full review of all positive and negative evidence needs to be considered, including the Company’s current and past performance, the market environments in which the Company operates, the utilization of past tax credits, the length of carry back and carry forward periods and tax planning strategies that might be implemented. Management considered the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. The net change in the total valuation allowance for the year ended December 29, 2019 was an increase of approximately $23.

The activity in the Company’s deferred tax asset valuation allowance for the year ended December 30, 2018 and December 29, 2019 was as follows:

	December 30, 2018	December 29, 2019
Valuation allowance as of beginning of year	$770	$115
Increases recorded to income tax provision	40	23
Decreases recorded as a benefit to income tax provision	(695)	—

Valuation allowance as of end of year	$115	$138

At December 29, 2019, the Company has net operating loss carryforwards state income tax purposes of $560, which begin to expire in 2021, if not utilized.

As of December 29, 2019, the Company had unrecognized tax benefits, which represent the aggregate tax effect of the differences between tax return positions and the benefits recognized in the Company’s financial statements. At December 29, 2019 an insignificant amount of the unrecognized tax benefits, if recognized, would affect the Company’s, annual effective tax rate. The unrecognized tax benefits are long-term in nature.

The following table reflects changes in gross unrecognized tax benefits:

	December 30, 2018	December 29, 2019
Gross tax contingencies as of beginning of year	$201	$314
Increase in gross tax contingencies	113	—
Decrease in gross tax contingencies	—	(42)

Gross tax contingencies as of end of year	$314	$272

The Company files a U.S. federal income tax return, as well as income tax returns in various states. The tax years through 2019 remain open to examination by the tax jurisdictions to which the Company is subject.